Share Capital - Schedule of Stock Option Activity (Details) (Parenthetical) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 03, 2015 Life	Dec. 31, 2017 USD ($) shares Life $ / shares	Dec. 31, 2016 USD ($) shares Life $ / shares	Dec. 31, 2015 USD ($) shares Life $ / shares	Nov. 30, 2015 USD ($) $ / shares [1]	Feb. 28, 2015 USD ($) $ / shares [2]
IfrsStatementsLineItems [Line Items]
Expected volatility	69.00%
Risk-free interest rate	1.59%
Expected dividend	0.00%
Expected life | Life	5.5
Options [Member]
IfrsStatementsLineItems [Line Items]
Options exercise price per share | $ / shares					$ 7.52	$ 6.03
The fair value of options on date of grant					$ 1,916	$ 722
Options [Member] | First Year Anniversary [Member]
IfrsStatementsLineItems [Line Items]
Options vested percentage		25.00%
Options [Member] | Two External Directors [Member]
IfrsStatementsLineItems [Line Items]
Expected volatility		97.00%	86.00%	69.00%
Risk-free interest rate		2.41%	1.64%	1.99%
Expected dividend		0.00%	0.00%	0.00%
Expected life | Life		11	11	11
Number of stock options granted | shares		20,000	20,000	60,000
Options vested period		The options will vest over 3 years from the date of grant	The options will vest over 3 years from the date of grant	The options will vest over 3 years from the date of grant
Options term description		1/12 of the options at the end of each quarter in the course of the 3 years.	1/12 of the options at the end of each quarter in the course of the 3 years.	1/12 of the options at the end of each quarter in the course of the 3 years
Options exercise price per share | $ / shares		$ 5.22	$ 3.48	$ 6.03
The fair value of options on date of grant		$ 100	$ 51	$ 722
Options [Member] | Employees and Officers [Member]
IfrsStatementsLineItems [Line Items]
Expected volatility		97.00%	97.00%	86.00%
Risk-free interest rate		2.41%	1.78%	2.28%
Expected dividend		0.00%	0.00%	0.00%
Expected life | Life		11	11	11
Number of stock options granted | shares		700,000	725,000	432,470
Options vested period		The options will vest by 4 years with 25% on the first year anniversary	The options will vest by 4 years with 50% on the second year anniversary	The options will vest by 4 years with 50% on the second year anniversary
Options term description		The remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.	The remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years.	The remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years.
Options exercise price per share | $ / shares		$ 5.99	$ 5.08	$ 7.52
The fair value of options on date of grant		$ 4,113	$ 3,232	$ 1,916
Options vested percentage		75.00%	50.00%	50.00%
Options [Member] | Employees and Officers [Member] | Second Year Anniversary [Member]
IfrsStatementsLineItems [Line Items]
Options vested percentage			50.00%	50.00%
Options [Member] | Employees and Officers [Member] | First Year Anniversary [Member]
IfrsStatementsLineItems [Line Items]
Options vested percentage		25.00%
Options [Member] | Two Consultants [Member]
IfrsStatementsLineItems [Line Items]
Number of stock options granted | shares			70,000
Options vested period			The options will vest between 3 to 5 years.
The fair value of options on date of grant			$ 230
Options [Member] | Officers [Member]
IfrsStatementsLineItems [Line Items]
Expected volatility		97.00%
Risk-free interest rate		2.15%
Expected dividend		0.00%
Expected life | Life		11
Number of stock options granted | shares		100,000
Options vested period		The options will vest by 4 years with 25% on the first year anniversary
Options term description		The remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.
Options exercise price per share | $ / shares		$ 5.39
The fair value of options on date of grant		$ 437
Options vested percentage		75.00%
Options [Member] | Consultant [Member]
IfrsStatementsLineItems [Line Items]
Number of stock options granted | shares		10,000
Options vested period		The options will vest over 3 years.
The fair value of options on date of grant		$ 30
Options [Member] | Four Independent Directors [Member]
IfrsStatementsLineItems [Line Items]
Expected volatility		97.00%
Risk-free interest rate		2.44%
Expected dividend		0.00%
Expected life | Life		11
Number of stock options granted | shares		65,000
Options vested period		The options will vest by 4 years with 50% on the second year anniversary
Options term description		The remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years.
Options exercise price per share | $ / shares		$ 5.71
The fair value of options on date of grant		$ 337
Options vested percentage		50.00%
Options [Member] | Four Independent Directors [Member] | Second Year Anniversary [Member]
IfrsStatementsLineItems [Line Items]
Options vested percentage		50.00%
Restricted Stock Units [Member] | Officers [Member]
IfrsStatementsLineItems [Line Items]
Number of stock options granted | shares		36,000	114,129
The fair value of options on date of grant		$ 175	$ 412
Market share price | $ / shares		$ 4.85	$ 3.61
Restricted Stock Units [Member] | Officers [Member]
IfrsStatementsLineItems [Line Items]
Number of stock options granted | shares		140,000	100,000
The fair value of options on date of grant			$ 492
Market share price | $ / shares			$ 4.92
Restricted Stock Units [Member] | Officers [Member]
IfrsStatementsLineItems [Line Items]
The fair value of options on date of grant		$ 903
Market share price | $ / shares		$ 6.45

[1]	432,470 options were allocated to employees and officers of the Company: The options will vest by 4 years with 50% on the second year anniversary; the remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $7.52, fair value of these options was estimated at $1,916 thousand with expected volatility based on comparable companies in the healthcare sector: 86.0%; risk-free interest rate: 2.28% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[2]	60,000 options were allocated to two external directors of the Company. The options will vest over 3 years from the date of grant; 1/12 of the options at the end of each quarter in the course of the 3 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $6.03, fair value of these options was estimated at $722 thousand with expected volatility based on comparable companies in the healthcare sector: 69.0%; risk-free interest rate: 1.99% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.